SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 08, 2017	Dec. 31, 2016	Feb. 04, 2016
SHARE CAPITAL
Stock Repurchased During Period, Shares		809,872
Share repurchased during period, value per share		$ 12.61
Common share cancellation (note 22)		$ 10,203
Common shares [Member]
SHARE CAPITAL
Shares repurchased		809,872
Common share cancellation (note 22)		$ 8,696
Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased			3,149,199
Percentage of shares authorized to be repurchased			9.70%
Retained Earnings [Member]
SHARE CAPITAL
Common share cancellation (note 22)		$ 1,507
Subsequent Event [Member]
SHARE CAPITAL
Stock Repurchased During Period, Shares	980,089
Share repurchased during period, value per share	$ 13.25